Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current
Cash and cash equivalents	$ 2,551	$ 2,059	$ 3,505
Accounts receivable	55	1,282	263
Prepaid expenses	222	102	68
Loan receivable		0	85
Investment tax credits receivable	212	213	375
Total Current Assets	3,040	3,656	4,296
Leasehold Improvements and Equipment, net	608	387	149
Intangible Assets	87	116	125
Total Assets	3,735	4,159	4,570
Current
Accounts payable and accrued liabilities	313	1,058	666
Deferred license revenue	308	308	0
Total Current Liabilities	621	1,366	666
Deferred License Revenue, non-current portion	386	615	0
Total Liabilities	1,007	1,981	666
Commitments		0	0
Shareholders' Equity
Capital Stock	1	0	0
Additional Paid-in-Capital	17,919	16,342	15,918
Accumulated Deficit	(15,458)	(14,463)	(12,213)
Accumulated Other Comprehensive Income	266	299	199
Total Shareholders' Equity	2,728	2,178	3,904
Total Liabilities and Stockholders Equity	$ 3,735	$ 4,159	$ 4,570